Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 17 - RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2024	2023	2022

Fees, including reimbursement of expenses	$-	$448	$270
Share-based compensation	-	6	(10)
	$-	$454	$260
B.	Transactions with related parties:

	For the year ended December 31,
	2024	2023	2022

Consulting fees, including share-based compensation and reimbursement of expenses	$-	$19	$58

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 50% part-time role (no less than 112 hours per month), for a monthly salary of NIS 10 ($2.84), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2.5 ($0.7), or an aggregate monthly salary of up to NIS 12.5 ($3.6). Ms. Kimchy is entitled to an education fund, managers’ insurance or pension fund and reimbursement of monthly travel expenses. Sigalit Kimchy is the wife of Yoav Kimchy, the Company’s Chief Technology Officer.